Expense Example {- Fidelity Strategic Dividend & Income Fund} - 11.30 Fidelity Strategic Dividend & Income Fund - AMCIZ PRO-14 - Fidelity Strategic Dividend & Income Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Strategic Dividend & Income Fund: Class A
Expense Example:
1 year	$ 670
3 years	872
5 years	1,091
10 years	1,718
Fidelity Advisor Strategic Dividend & Income Fund: Class M
Expense Example:
1 year	472
3 years	730
5 years	1,007
10 years	1,797
Fidelity Advisor Strategic Dividend & Income Fund: Class C
Expense Example:
1 year	278
3 years	551
5 years	949
10 years	2,062
Fidelity Advisor Strategic Dividend & Income Fund: Class I
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	906
Fidelity Advisor Strategic Dividend & Income Fund: Class Z
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	$ 762